Note 8 - Operating Lease Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Operating Lease Right-of-use Assets [Table Text Block]
	December 31,
	2019	2018
Facilities	2,387	-
Equipment	58
Furniture, fixture, and fittings and other	202	-
Total net operating lease right of use	2,647	-